Acquisition of businesses and purchase of non-controlling interests (Tables)	6 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of provisional fair value of assets and liabilities acquired and cash consideration paid in respect of acquisition of businesses
Provisional fair value of assets and liabilities acquired and cash consideration paid in respect of acquisition of businesses in the six months ended 31 December 2019 were as follows:

£ million
Brands	102
Working capital	(1)
Cash	2
Deferred tax liability	(19)
Fair value of assets and liabilities	84
Goodwill arising on acquisition	8
Step acquisition	(23)
Consideration payable	69
Satisfied by:
Cash consideration paid	27
Contingent consideration payable	42
69

Cash consideration paid for subsidiaries	(27)
Cash consideration paid for investments in associates	(4)
Cash acquired	2
Capital injection to associates	(23)
Cash consideration paid in respect of prior year acquisitions	(54)
Net cash outflow on acquisition of business	(106)